SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring C&B Large Cap Value Fund (the “Fund”)

At a meeting held November 13-15, 2023, the Board of Trustees of the Fund approved the following changes effective on or about March 4, 2024:

I. Name Change.

The Fund’s name is changed to the “Allspring Large Cap Value Fund” and all references to the Fund’s prior name are replaced with references to the Fund’s new name.

II: Sub-Adviser

In the section entitled “MANAGER AND OTHER SERVICE PROVIDERS - Sub-Advisers”, all references to Cooke & Bieler, LP are removed. Furthermore, the Sub-Adviser fee schedule in this section is amended to reflect the following:

Master Portfolio	Sub-Adviser	Annual Rate[1] (as a percentage of net assets)
Large Cap Value	Allspring Investments	First $100M Next $200M Next $500M Over $800M	0.300% 0.275% 0.250% 0.200%
1.	Represents the sub-advisory fee payable by Allspring Funds Management to the referenced Sub-Adviser as Sub-Adviser to the portfolio of Master Trust in which the feeder Fund invests. Allspring Funds Management expects that this would be the proposed sub-advisory fee payable by Allspring Funds Management to the referenced Sub-Adviser as Sub-Adviser if the feeder Fund converts into a stand-alone Fund.

III: Portfolio Managers

In the section entitled “MANAGER AND OTHER SERVICE PROVIDERS - Portfolio Managers”, the Portfolio Manager, Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Fund	Master Portfolio / Sub-Adviser	Portfolio Managers
Large Cap Value Fund	Large Cap Value Portfolio / Allspring Investments	James M. Tringas, CFA Bryant VanCronkhite, CFA, CPA Shane Zweck, CFA

James M. Tringas, CFA	Registered Investment Companies
	Number of Accounts	9
	Total Assets Managed	$21.13 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	11
	Total Assets Managed	$1.45 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	27
	Total Assets Managed	$2.16 B
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$31.02 M

Bryant VanCronkhite, CFA, CPA	Registered Investment Companies
	Number of Accounts	9
	Total Assets Managed	$21.13 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	11
	Total Assets Managed	$1.54 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	29
	Total Assets Managed	$2.16 B
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$31.02 M

Shane Zweck, CFA	Registered Investment Companies
	Number of Accounts	3
	Total Assets Managed	$14.01 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$519.22 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	14
	Total Assets Managed	$1.00 B
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$31.02 M

Portfolio Manager	Fund	Beneficial Ownership
Allspring Investments[1]
James M. Tringas	Large Cap Value Fund	$0
Bryant VanCronkhite, CFA, CPA	Large Cap Value Fund	$0
Shane Zweck, CFA	Large Cap Value Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.

November 17, 2023